TAX CREDITS - Current and Non-current (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
TAX CREDITS
Tax credits - current	R$ 1,009,824	R$ 1,392,417
Tax credits - non-current	1,916,100	511,547
Tax credits	2,925,924	1,903,964
ICMS (state VAT)
TAX CREDITS
Tax credits - current	165,598	177,692
Tax credits - non-current	146,074	118,475
Social security financing
TAX CREDITS
Tax credits - current	606,477	931,370
Tax credits - non-current	1,452,618	321,432
Financing of social integration program
TAX CREDITS
Tax credits - current	132,507	189,565
Financing of social integration program and others
TAX CREDITS
Tax credits - non-current	317,408	71,640
IPI (federal VAT)
TAX CREDITS
Tax credits - current	21,796	29,547
IVA (Value-added tax)
TAX CREDITS
Tax credits - current	27,311	15,886
Others
TAX CREDITS
Tax credits - current	R$ 56,135	R$ 48,357